UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
     This Amendment (Check only one):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Artal Group S.A.
Address:  10-12 avenue Pasteur, L-2310
          Luxembourg, Luxembourg

Form 13F File Number:  028-15027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anne Goffard
Title:  Authorized Person
Phone:  352224259-1

Signature, Place and Date of Signing:

/s/ Anne Goffard               Luxembourg, Luxembourg      May 7, 2013
----------------               ----------------------      -----------
[Signature]                    [City, State]               [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          6

Form 13F Information Table Entry Total:     71

Form 13F Information Table Value Total:     $2,707,524 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number    Name
---         --------------------    ----

1.          028-15028               Stichting Administratiekantoor Westend
2.          028-15029               Westend S.A.
3.          028-15031               Artal International Management S.A.
4.          028-15033               Artal International S.C.A.
5.          028-11522               Invus Public Equities Advisors, LLC
6.          028-14596               Invus Advisors, L.L.C.

                                ARTAL GROUP S.A.
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED MARCH 31, 2013

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- --------- -------------------- ---------- --------- -----------------------
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
---------------------------- ---------------- --------- --------- ----------- --- ---- ---------- --------- ----------- ------ ----
ACORDA THERAPEUTICS INC      COM              00484M106    41,639   1,300,000 SH       DEFINED    1,2,3,4,5   1,300,000      0    0
AFFYMETRIX INC               COM              00826T108    14,160   3,000,000 SH       DEFINED    1,2,3,4,5   3,000,000      0    0
AGENUS INC                   COM NEW          00847G705     1,595     410,130 SH       DEFINED    1,2,3,4,5     410,130      0    0
AMARIN CORP PLC              SPONS ADR NEW    023111206     7,040     950,000 SH       DEFINED    1,2,3,4,5     950,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784     7,764     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000      0    0
APPLE INC                    COM              037833100    22,133      50,000 SH       DEFINED    1,2,3,4,5      50,000      0    0
APPLE INC                    COM              037833100    22,133      50,000 SH  CALL DEFINED    1,2,3,4,5      50,000      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A     G0457F107    13,200   1,000,000 SH       DEFINED    1,2,3,4,5   1,000,000      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A     G0457F107     5,280     400,000 SH  CALL DEFINED    1,2,3,4,5     400,000      0    0
ARRAY BIOPHARMA INC          COM              04269X105    14,720   2,997,900 SH       DEFINED    1,2,3,4,5   2,997,900      0    0
AUXILIUM PHARMACEUTICALS INC COM              05334D107    45,597   2,637,200 SH       DEFINED    1,2,3,4,5   2,637,200      0    0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401     9,676   3,519,927 SH       DEFINED    1,2,3,4,5   3,519,927      0    0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401     1,375     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000      0    0
BIODEL INC                   COM NEW          09064M204       825     290,740 SH       DEFINED    1,2,3,4,5     290,740      0    0
BIOMARIN PHARMACEUTICAL INC  COM              09061G101    21,791     350,000 SH       DEFINED    1,2,3,4,5     350,000      0    0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107    11,055     500,000 SH       DEFINED    1,2,3,4,5     500,000      0    0
CAPITAL ONE FINL CORP        COM              14040H105    27,475     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000      0    0
CEMENTOS PACASMAYO S A A     SPON ADR REP 5   15126Q109     5,940     400,000 SH       DEFINED    1,2,3,4,5     400,000      0    0
CERES INC                    COM              156773103    14,589   4,192,167 SH       DEFINED    1,2,3,4     4,192,167      0    0
CITIGROUP INC                COM NEW          172967424     4,424     100,000 SH       DEFINED    1,2,3,4,5     100,000      0    0
COACH INC                    COM              189754104     4,999     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000      0    0
DOLLAR GEN CORP NEW          COM              256677105     5,058     100,000 SH       DEFINED    1,2,3,4,5     100,000      0    0
EMERSON ELEC CO              COM              291011104    11,174     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108    24,489     425,000 SH       DEFINED    1,2,3,4,5     425,000      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108    11,524     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000      0    0
FLUIDIGM CORP DEL            COM              34385P108     5,792     312,899 SH       DEFINED    1,2,3,4,6     312,899      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860     7,890     600,000 SH       DEFINED    1,2,3,4,5     600,000      0    0
FOREST LABS INC              COM              345838106    11,412     300,000 SH  CALL DEFINED    1,2,3,4,5     300,000      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857     3,310     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000      0    0
FURIEX PHARMACEUTICALS INC   COM              36106P101    37,607   1,003,400 SH       DEFINED    1,2,3,4,5   1,003,400      0    0
GENERAL ELECTRIC CO          COM              369604103    11,560     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000      0    0
GOL LINHAS AEREAS INTLG S A  SP ADR REP PFD   38045R107     3,868     650,000 SH       DEFINED    1,2,3,4,5     650,000      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104    22,073     150,000 SH  CALL DEFINED    1,2,3,4,5     150,000      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104     6,450     250,000 SH  CALL DEFINED    1,2,3,4,5     250,000      0    0
IMMUNOGEN INC                COM              45253H101    27,143   1,689,067 SH       DEFINED    1,2,3,4,5   1,689,067      0    0
IMMUNOGEN INC                COM              45253H101     1,607     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000      0    0
IRONWOOD PHARMACEUTICALS INC COM CL A         46333X108     3,967     216,879 SH       DEFINED    1,2,3,4,6     216,879      0    0
ISHARES TR                   MSCI EMERG MKT   464287234    21,385     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000      0    0
ISHARES INC                  MSCI BRAZIL CAPP 464286400    54,480   1,000,000 SH  CALL DEFINED    1,2,3,4,5   1,000,000      0    0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106    14,240     800,000 SH       DEFINED    1,2,3,4,5     800,000      0    0
LEXICON PHARMACEUTICALS INC  COM              528872104    12,106   5,553,292 SH       DEFINED    1,2,3,4,5   5,553,292      0    0
LEXICON PHARMACEUTICALS INC  COM              528872104   540,245 247,818,843 SH       DEFINED    1,2,3,4,6 247,818,843      0    0
LILLY ELI & CO               COM              532457108    11,358     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000      0    0
LILLY ELI & CO               COM              532457108    11,358     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000      0    0
MEAD JOHNSON NUTRITION CO    COM              582839106     7,745     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000      0    0
MERITOR INC                  COM              59001K100     4,730   1,000,000 SH  CALL DEFINED    1,2,3,4,5   1,000,000      0    0
METLIFE INC                  COM              59156R108    26,614     700,000 SH       DEFINED    1,2,3,4,5     700,000      0    0
METLIFE INC                  COM              59156R108    11,406     300,000 SH  CALL DEFINED    1,2,3,4,5     300,000      0    0
METLIFE INC                  COM              59156R108    15,208     400,000 SH  CALL DEFINED    1,2,3,4,5     400,000      0    0
MGIC INVT CORP WIS           COM              552848103     4,950   1,000,000 SH       DEFINED    1,2,3,4,5   1,000,000      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101     5,679     100,000 SH       DEFINED    1,2,3,4,5     100,000      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101     5,679     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000      0    0
MICROVISION INC DEL          *W EXP 07/23/201 594960163         4     360,515 SH       DEFINED    1,2,3,4,5     360,515      0    0
MORGAN STANLEY               COM NEW          617446448     4,396     200,000 SH       DEFINED    1,2,3,4,5     200,000      0    0
NOVAGOLD RES INC             COM NEW          66987E206     2,541     700,000 SH  CALL DEFINED    1,2,3,4,5     700,000      0    0
NEKTAR THERAPEUTICS          COM              640268108    24,750   2,250,000 SH       DEFINED    1,2,3,4,5   2,250,000      0    0
NEKTAR THERAPEUTICS          COM              640268108     5,500     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000      0    0
OCWEN FINL CORP              COM NEW          675746309    11,376     300,000 SH       DEFINED    1,2,3,4,5     300,000      0    0
ONYX PHARMACEUTICALS INC     COM              683399109    17,772     200,000 SH       DEFINED    1,2,3,4,5     200,000      0    0
PACIFIC BIOSCIENCES CALIF IN COM              69404D108       498     200,000 SH       DEFINED    1,2,3,4,5     200,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- --------- -------------------- ---------- --------- -----------------------
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
---------------------------- ---------------- --------- --------- ----------- --- ---- ---------- --------- ----------- ------ ----
PROCTER & GAMBLE CO          COM              742718109    23,118     300,000 SH  CALL DEFINED    1,2,3,4,5     300,000      0    0
QUALCOMM INC                 COM              747525103    13,388     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000      0    0
SMART TECHNOLOGIES INC       CL A SUB VTG S   83172R108     1,527   1,098,369 SH       DEFINED    1,2,3,4,5   1,098,369      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103    78,335     500,000 SH  PUT  DEFINED    1,2,3,4,5     500,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209     5,952     150,000 SH       DEFINED    1,2,3,4,5     150,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    27,776     700,000 SH  CALL DEFINED    1,2,3,4,5     700,000      0    0
VRINGO INC                   COM              92911N104       793     250,000 SH  CALL DEFINED    1,2,3,4,5     250,000      0    0
WEIGHT WATCHERS INTL INC NEW COM              948626106 1,210,624  28,749,089 SH       DEFINED    1,2,3,4    28,749,089      0    0
WELLS FARGO & CO NEW         COM              949746101    12,947     350,000 SH  CALL DEFINED    1,2,3,4,5     350,000      0    0
XOMA CORP DEL                COM              98419J107     8,725   2,500,000 SH       DEFINED    1,2,3,4,5   2,500,000      0    0
YUM BRANDS INC               COM              988498101    17,985     250,000 SH       DEFINED    1,2,3,4,5     250,000      0    0